Fair Value Measurements (Details) - Schedule of Key Inputs - Forward Purchase Agreement Liability [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Mar. 29, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value at March 29, 2023		$ 86,369
Change in Fair Value	(86,369)
Carrying Value at June 30, 2023		$ 86,369